Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Liabilities from VAT	€ 32	€ 24
Employee bonus	397	413
Accruals for vacation and overtime	190	210
Accruals for licenses	62	69
Liabilities from payroll	301	298
Accruals for commissions	38	47
Accruals for compensation of Supervisory board	180	180
Accrual for warranty	241	240
Accrual for restructuring	604
Others	284	387
Total	2,329	€ 1,868
voxeljet AG
Disclosure of other provisions [line items]
Accrual for restructuring	453
voxeljet UK
Disclosure of other provisions [line items]
Accrual for restructuring	€ 151